UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:7/31/07

Item 1.  Reports to Stockholders.

BILTMORE INDEX ENHANCING FUND

Annual Report

July 31, 2007

1-866-722-1677

Distributed by Aquarius Fund Distributors, LLC

Member FINRA/SIPC

TO SHAREHOLDERS OF THE BILTMORE INDEX ENHANCING FUND

July 31, 2007

Performance and Reflections

Since the last report on 1/31/07, the Fund has outperformed the S & P 500® Index [“S&P 500”] against which it is currently benchmarked. We are pleased the quantitative models underlying the portfolio have been successful. In the 6 months prior to July 31, 2007, the Fund’s Class A shares generated a 2.85% gain [excluding the effect of sales charges], outperforming the S&P 500 (2.10%) by 0.75%. However, in the last three months of the period, the Fund’s Class A shares retreated by -1.58% [excluding the effect of sales charges] compared to -1.39% for the S&P 500.  The market experienced some turmoil since the middle of July, the result of the sub-prime loan industry. We expect market fluctuations to continue in the short term; however, the benefit of our quantitative strategy lies in the fact that we eliminate emotion from all investment decisions and make no attempt to time the market. Over time, we expect the strategy will show its merit more clearly in this regard. Meanwhile, we believe that the recent volatility of risk re-pricing is good for the overall market and should support equity appreciation going forward.

Portfolio Thoughts

We continuously refine our strategy as the associated environment changes. Some anomalies used in our strategy may lose their effectiveness temporarily and/or permanently as the market and investors change.  Part of this constant review/refinement process includes adjusting the risk/return profile of the portfolio. As strategy inconsistencies are identified, they are evaluated/tested and changes made as deemed appropriate. Thus, based upon constant review, we adjust and adapt the portfolio methodology to achieve fund objectives.

Further, we would like shareholders to know that the portfolio may not maintain certain styles such as its current multi-cap nature; however, the portfolio is becoming more and more stable in terms of a traditional style and size classification. In our opinion, a consistent methodology is more important than a stylized pattern.

Economic Outlook

Q2 GDP grew by 4%, which could signal second half (2007) GDP growth at or slightly below the historical average. The unemployment rate hovers around 4.5% even though the latest release in August increased the unemployment rate to 4.6%.  The unemployment rate increase can still support healthy 2007 consumption. With help from an improved trade balance, we believe that economic growth is still likely and sustainable.

Corporate earnings growth is slowing, especially in energy and materials (hot sectors). However, multinational companies are still benefiting from strong demand overseas. While overall growth may not be as high as it has been over the last two years, we consider high, single-digit growth acceptable while the economy is adjusting.

Our concern focuses on the so-called credit crunch which has dampened market sentiment since July 13. The effect from the sub-prime sector has expanded into other areas, which could negatively affect consumer confidence and eventually affect the total economy. For these reasons, the Fed may look to stimulate the economy by injecting additional liquidity.   In fact, the market believes that the Fed will reduce the rate by at least an additional 50 basis points by the end of this year. The Fed has a difficult decision to make. With oil reaching $80 and gold hovering around $700 - inflation remains a big concern. The lack of transparency in the hedge fund industry increases market uncertainty and hinders regular market liquidity. We believe that this may not be the end of stock market volatility – but we should better be able to tell once some of the dust settles.

We believe that the economy is still fundamentally strong, but the market itself may take its time in agreeing. We prefer multinational companies and dividend paying, growth companies and remain market neutral for the remainder of the year.

Concluding Thoughts

Investment is like traveling on a ship in a tumultuous river. The investors have to choose between speed, comfort and safety. An investor may experience two of the three attributes, but it is difficult to maintain all three of them over the entire journey. Similarly, a portfolio manager will always have to balance expected return, volatility and downside risk. We would most assuredly like to have positive all three attributes in one portfolio; however, we may have to sacrifice one attribute in order to promote the other two (which may be the more important to sustain). Because we focus on the long-term objective of outperforming the market, we will typically focus on better returns and downside protection at the cost of slightly higher volatility in the short-term.

Very truly yours,

 Gil Greer

Note: The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks.   Please note, an investor may not invest directly in an index.

The performance presented represents past performance and is not a guarantee of future results. Total return assumes reinvestment of dividends and capital gain distribution. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than their original cost. The total annual operating expense ratio may vary in future years. The total annual operating expense ratio for Class A shares (before fee waivers/expense reimbursements) as stated in the fee table to the Fund's prospectus dated August 1, 2006 was 1.73%.  The net annual operating expense ratio (after fee waivers/expense reimbursements) was 1.70% for the same period.  The level of fee waivers/expense reimbursements is mandated by contract through November 30, 2008.   [An updated total annual operating expenses figure will appear in the Fund’s next prospectus update.   This figure will be derived from financial highlight table presented in this report.]   The total annual operating expense ratio for Class C shares (before fee waivers/expense reimbursements) as stated in the fee table to the Fund's prospectus dated August 1, 2006 was 2.48%.  The net annual operating expense ratio (after fee waivers/expense reimbursements) was 2.45% for the same period.  The level of fee waivers/expense reimbursements is mandated by contract through November 30, 2008. [An updated total annual operating expenses figure will appear in the Fund’s next prospectus update.   This figure will be derived from financial highlight table presented in this report.]   Current performance may be higher or lower than the performance quoted.   The Fund charges a fee of 2.00% on redemption of shares held less than 1 year.   The performance figures stated above do not reflect the deduction of these fees.   Sales of Class A and Class C shares are subject to sales charges of 4.75% and 1.00%, respectively.    The performance figures stated above do not reflect the deduction of these fees/sales charges.   Had such fees been deducted, performance figures would have been lower.   For performance information current to the most recent month-end, please call toll free 1-866-722-1677.

Investors should consider the investment objectives, risks, charges and expenses of the Biltmore Index Enhancing Fund carefully before investing.  The prospectus contains this and other information about the Fund and should be read carefully before investing.  A prospectus for this fund can be obtained by calling 866-722-1677.

The Biltmore Index Enhancing Fund is distributed by Aquarius Fund Distributors, LLC.  Member FINRA/SIPC

0964-AFD-9/27/2007

The Biltmore Index Enhancing Fund

PORTFOLIO REVIEW

July 31, 2007 (Unaudited)

The Fund’s performance figures* for the period ending July 31, 2007, compared to its benchmarks:

	Six Months	Inception** - July 31, 2007
The Biltmore Index Enhancing Fund – Class A	2.85%	12.40%
The Biltmore Index Enhancing Fund – Class A with load	-2.02%	7.05%
The Biltmore Index Enhancing Fund – Class C	2.39%	12.01%
The Biltmore Index Enhancing Fund – Class C with load	1.36%	10.90%
S&P 500 Total Return Index	2.10%	10.58%
Russell 3000 Total Return Index	1.53%	10.83%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-866-722-1677.

** Inception date is September 29, 2006 for Class A and Class C shares.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Equity Fund Exchange Traded Funds	11.41%
Electric	7.30%
Telecommunications	6.82%
Software	5.28%
Chemicals	4.71%
Insurance	4.65%
Oil & Gas	4.17%
Retail	4.10%
Electronics	3.87%
Banks	3.67%
Other, Cash & Cash Equivalents	44.02%
100.00%

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS
July 31, 2007
	Shares		Value
		COMMON STOCKS - 99.73%
		AEROSPACE & DEFENSE - 1.48%
	125	AAR Corp.*	$ 3,728
	33	Heico Corp.	1,325
	3,082	Lockheed Martin Corp.	303,515
	3,435	Orbital Sciences Corp.*	72,787
	3,091	Rockwell Collins, Inc.	212,351
			593,706

		AGRICULTURE - 0.87%
	8,327	Archer-Daniels-Midland Co.	279,787
	171	Universal Corp.	9,441
	1,081	UST, Inc.	57,888
			347,116

		AIRLINES - 0.46%
	1,464	Continental Airlines, Inc.*	46,131
	1,228	Republic Airways Holdings, Inc.*	23,688
	1,585	Ryanair Holdings PLC*	65,762
	1,150	UAL Corp.*	50,761
			186,342

		APPAREL- 1.02%
	2,648	Coach, Inc.*	120,378
	4,932	Guess ?, Inc.	234,221
	69	Maidenform Brands, Inc.*	1,241
	711	Phillips-Van Heusen	37,015
	744	Skechers U.S.A., Inc.*	15,468
	80	Warnaco Group, Inc. (The)*	2,889
			411,212

		AUTO MANUFACTURERS - 2.18%
	10,692	Paccar, Inc.	874,819

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares		Value
		AUTO PARTS & EQUIPMENT - 0.06%
	462	Fuel Systems Solutions, Inc.*	$ 7,734
	498	Titan International, Inc.	14,711
			22,445

		BANKS - 3.67%
	4,704	Associated Banc-Corp.	135,193
	1,934	Bank of America Corp.	91,710
	820	Comerica, Inc.	43,132
	5,201	FNB Corp.	78,067
	13,675	Huntington Bancshares, Inc.	262,560
	255	Keycorp	8,846
	2,764	National City Corp.	81,234
	2,850	PNC Financial Services Group, Inc.	189,953
	11,238	Regions Financial Corp.	337,927
	1,951	SunTrust Banks, Inc.	152,763
	354	Trustmark Corp.	8,861
	1,799	Wachovia Corp.	84,931
			1,475,177

		BEVERAGES - 2.44%
	9,379	Coca-Cola Co.	488,740
	1,857	Hansen Natural Corp.*	75,301
	78	Jones Soda Co.*	1,094
	6,311	PepsiCo, Inc.	414,128
			979,263

		BUILDING MATERIALS - 0.06%
	64	Martin Marietta Materials, Inc.	8,768
	286	NCI Building Systems, Inc.*	13,831
			22,599

		CHEMICALS - 4.71%
	2,664	Albemarle Corp.	107,173
	1,184	Dow Chemical Co.	51,480
	843	Eastman Chemical Co.	58,015

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares		Value
		CHEMICALS - 4.71% - Continued
	143	Ferro Corp.	$ 3,196
	1,547	Hercules, Inc.*	32,116
	7,893	Lubrizol Corp.	494,575
	11,819	Lyondell Chemical Co.	530,673
	5,624	Potash Corp. of Saskatchewan	454,082
	1,674	Sensient Technologies Corp.	42,520
	2,610	Sigma-Aldrich Corp.	118,285
			1,892,115

		COMMERCIAL SERVICES - 3.21%
	1,173	CBIZ, Inc.*	7,988
	1,967	Cenveo, Inc.*	41,327
	1,536	Coinstar, Inc.*	47,647
	1,630	Geo Group, Inc.*	45,086
	87	Healthcare Services Group	2,412
	75	HMS Holdings Corp.*	1,427
	57	ITT Educational Services, Inc.*	6,022
	826	Kenexa Corp.*	29,554
	12,196	Moody's Corp.	656,145
	1,691	Parexel International Corp.*	68,367
	323	Pre-Paid Legal Services, Inc.*	17,022
	2,321	RR Donnelley & Sons Co.	98,085
	9,179	TeleTech Holdings, Inc.*	269,220
			1,290,302

		COMPUTERS - 2.48%
	871	Agilysis, Inc.*	16,732
	1,846	Ansoft Corp.*	46,685
	140	Apple, Inc.*	18,446
	2,789	Cognizant Technology Solutions Corp.*	225,853
	72	COMSYS IT Partners, Inc.*	1,308
	168	Lexmark International, Inc.*	6,643
	1,851	Logitech International SA*	49,422
	4,115	Mentor Graphics Corp.*	49,421
	2,346	Research In Motion Ltd.*	502,044

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares		Value
		COMPUTERS - 2.48% - Continued
	130	STEC, Inc.*	$ 956
	298	Stratasys, Inc.*	13,115
	2,753	SYKES Enterprises, Inc.*	46,085
	69	Synaptics, Inc.*	2,423
	1,510	Tyler Technologies, Inc.*	18,165
			997,298

		COSMETICS/PERSONAL CARE - 0.39%
	531	Chattem, Inc.*	29,821
	1,929	Colgate-Palmolive Co.	127,314
	18	Estee Lauder Cos., Inc. (The)	810
			157,945

		DISTRIBUTION/WHOLESALE - 0.64%
	1,696	CDW Corp. *	142,752
	688	Fastenal Co.	31,008
	2,947	LKQ Corp.*	83,783
			257,543

		DIVERSIFIED FINANCIAL SERVICES - 2.45%
	8,036	American Express Co.	470,427
	125	Federated Investors, Inc.	4,501
	305	Franklin Resources, Inc.	38,848
	219	Janus Capital Group, Inc.	6,583
	8,679	JPMorgan Chase & Co.	381,963
	91	MarketAxess Holdings, Inc.*	1,512
	800	SWS Group, Inc.	14,120
	2,575	TradeStation Group, Inc.*	27,218
	1,222	World Acceptance Corp.*	39,336
			984,508

		ELECTRIC - 7.30%
	263	Allegheny Energy, Inc.*	13,736
	5,440	Black Hills Corp.	202,912
	6,931	DTE Energy Co.	321,460

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares		Value
		ELECTRIC - 7.30% - Continued
	618	Duke Energy Corp.	$ 10,525
	14,580	Energy East Corp.	369,020
	1,236	Entergy Corp.	123,551
	5,687	FirstEnergy Corp.	345,485
	661	FPL Group, Inc.	38,160
	13,236	Northeast Utilities	361,872
	4,362	Pinnacle West Capital Corp.	163,488
	3,183	PNM Resources, Inc.	82,217
	215	PPL Corp.	10,135
	7,608	SCANA Corp.	284,387
	4,052	TXU Corp.	264,393
	11,194	Unisource Energy Corp.	340,633
			2,931,974

		ELECTRICAL COMPONENTS & EQUIPMENT - 0.71%
	4,148	Advanced Energy Industries, Inc.*	73,461
	222	Emerson Electric Co.	10,450
	2,115	General Cable Corp.*	168,143
	2,243	GrafTech International, Ltd.*	34,744
			286,798

		ELECTRONICS - 3.87%
	3,305	Agilent Technologies, Inc.*	126,086
	6,441	Applera Corp - Applied Biosystems Group	201,088
	1,897	Avnet, Inc.*	71,858
	963	FEI Co.*	27,619
	85	Flir Systems, Inc.*	3,710
	9,159	Garmin Ltd.	768,440
	1,072	Rofin-Sinar Technologies, Inc.*	69,755
	762	TTM Technologies, Inc.*	9,936
	4,635	Waters Corp.*	270,035
	381	Zygo Corp.*	4,580
			1,553,107
	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares		Value
		ENGINEERING & CONSTRUCTION - 1.16%
	1,432	Infrasource Services, Inc.*	$ 49,576
	44	Layne Christensen Co.*	1,987
	5,012	McDermott International, Inc.*	415,695
			467,258

		ENVIROMENTAL CONTROL - 0.46%
	1,562	Clean Harbors, Inc.*	75,023
	605	Fuel Tech, Inc.*	16,922
	2,214	Metal Management, Inc.	93,010
			184,955

		EQUITY FUND-EXCHANGE TRADED FUND - 11.41%
	16,520	iShares MSCI Pacific ex-Japan Index Fund	2,411,920
	88,250	iShares MSCI United Kingdom Index Fund	2,170,950
			4,582,870

		FOOD - 0.55%
	1,987	Campbell Soup Co.	73,181
	3,705	Safeway, Inc.	118,078
	61	Sanderson Farms, Inc.	2,432
	1,251	TreeHouse Foods, Inc.*	28,035
			221,726

		FOREST PRODUCTS & PAPER - 0.90%
	9,373	MeadWestvaco Corp.	304,997
	1,899	Rock-Tenn Co.	58,337
			363,334

		GAS - 0.46%
	2,798	AGL Resources, Inc.	105,485
	4,219	NiSource, Inc.	80,456
			185,941

		HEALTHCARE - PRODUCTS - 1.78%
	140	Apria Healthcare Group, Inc.*	3,671
	308	Baxter International, Inc.	16,201
	361	Bruker BioSciences Corp.*	2,827

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares		Value
		HEALTHCARE - PRODUCTS - 1.78% - Continued
	949	DJO, Inc.*	$ 45,059
	846	ICU Medical, Inc.*	28,121
	2,028	Immucor, Inc.*	63,192
	5,124	Johnson & Johnson	310,002
	958	Kinetic Concepts, Inc.*	58,898
	68	Natus Medical, Inc.*	1,038
	1,316	Sun Healthcare Group, Inc.*	17,792
	2,150	Zimmer Holdings, Inc.*	167,184
			713,985

		HEALTHCARE - SERVICES - 0.70%
	484	Air Methods Corp.*	18,440
	3,541	Laboratory Corp of America Holdings*	261,503
			279,943

		HOME FURNISHINGS - 0.46%
	5,883	Tempur-Pedic International, Inc.	183,255

		INSURANCE - 4.65%
	60	Amerisafe, Inc.*	1,007
	10,215	Cincinnati Financial Corp.	400,428
	6,223	Lincoln National Corp.	375,371
	6,754	Loews Corp.	320,140
	4,741	Safeco Corp.	277,206
	5,007	Torchmark Corp.	308,131
	4,322	Unitrin, Inc.	183,166
			1,865,449

		INTERNET - 2.10%
	8,082	Akamai Technologies, Inc.*	274,465
	4,440	Check Point Software Technologies*	108,158
	2,033	Cybersource Corp.*	23,400
	2,552	Expedia, Inc.*	67,909
	349	Google, Inc.*	177,990
	1,577	Interwoven, Inc.*	21,841
	844	Perficient, Inc.*	16,686

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares		Value
		INTERNET - 2.10% - Continued
	1,228	Priceline.com, Inc.*	$ 78,346
	391	Sapient Corp.*	2,788
	2,395	VeriSign, Inc.*	71,108
			842,691

		IRON/STEEL - 1.59%
	5,367	Allegheny Technologies, Inc.	563,159
	387	Carpenter Technology Corp.	45,933
	104	Reliance Steel & Aluminum Co.	5,464
	698	Ryerson, Inc.	22,399
			636,955

		LEISURE TIME - 1.42%
	9,923	Harley-Davidson, Inc.	568,786
	87	Town Sports International Holdings, Inc. *	1,482
			570,268

		LODGING - 0.71%
	1,820	MGM Mirage*	133,060
	1,589	Wynn Resorts Ltd.	153,434
			286,494

		MACHINERY-CONSTRUCTION & MINING - 0.46%
	982	Joy Global, Inc.	48,599
	1,569	Terex Corp.*	135,326
			183,925

		MACHINERY-DIVERSIFIED - 1.05%
	42	Cascade Corp.	2,847
	71	Columbus McKinnon Corp.*	1,821
	2,292	Flow International Corp.*	21,155
	848	Gardner Denver, Inc.*	35,268
	170	Hurco Cos., Inc.*	7,919
	89	Manitowoc Co., Inc. (The)	6,913
	434	Middleby Corp.*	26,912
	4,523	Rockwell Automation, Inc.	316,565
	58	Tennant Co.	2,236
			421,636

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares		Value
		MEDIA - 2.17%
	4,471	Comcast Corp.*	$ 117,453
	17,125	DIRECTV Group, Inc.*	383,771
	4,930	EchoStar Communications Corp.*	208,490
	217	Idearc, Inc.	7,532
	3,554	Liberty Global, Inc.*	149,019
	159	Sinclair Broadcast Group, Inc.	2,073
	333	World Wrestling Entertainment, Inc.	4,995
			873,333

		METAL FABRICATE/HARDWARE - 0.78%
	25	Ampco-Pittsburgh Corp.	1,056
	719	Dynamic Materials Corp.	30,248
	1,190	Ladish Co., Inc.*	57,703
	1,297	Precision Castparts Corp.	177,767
	508	RBC Bearings, Inc.*	19,411
	346	Valmont Industries, Inc.	26,154
			312,339

		MINING - 0.56%
	462	RTI International Metals, Inc.*	36,609
	1,670	Southern Copper Corp.	188,226
			224,835

		MISCELLANEOUS MANUFACTURERS - 1.20%
	11,331	General Electric Co.	439,190
	92	Ingersoll-Rand Co., Ltd.	4,629
	2,171	Tredegar Corp.	39,860
			483,679

		OIL & GAS - 4.17%
	464	Arena Resources, Inc.*	25,200
	499	Atlas America, Inc.	24,231
	3,364	Chevron Corp.	286,815
	23	ENSCO International, Inc.	1,405
	208	EOG Resources, Inc.	14,581

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares		Value
		OIL & GAS - 4.17% - Continued
	9,114	Exxon Mobil Corp.	$ 775,875
	4,976	Marathon Oil Corp.	274,675
	3,307	Norsk Hydro ASA	127,584
	987	Occidental Petroleum Corp.	55,983
	377	Parker Drilling Co.*	3,551
	141	Patterson-UTI Energy, Inc.	3,229
	1,982	Petroquest Energy, Inc.*	24,795
	122	Sunoco, Inc.	8,140
	720	Valero Energy Corp.	48,247
			1,674,311

		OIL & GAS SERVICES - 0.74%
	285	Baker Hughes, Inc.	22,529
	1,331	Core Laboratories NV*	143,256
	246	Lufkin Industries, Inc.	14,566
	1,160	Matrix Service Co.*	26,784
	672	NATCO Group, Inc.*	31,107
	179	Schlumberger, Ltd.	16,955
	1,280	Tetra Technologies, Inc.*	35,597
	230	Trico Marine Services, Inc.*	8,154
			298,948

		PHARMACEUTICALS - 2.08%
	3,506	Gilead Sciences, Inc.*	130,528
	1,532	Mannatech, Inc.	14,416
	3,829	NBTY, Inc.*	166,715
	2,258	Noven Pharmaceuticals, Inc.*	40,102
	20,412	Pfizer, Inc.	479,886
	225	Viropharma, Inc.*	2,891
			834,538

		PIPELINES - 0.98%
	7,604	Oneok, Inc.	385,903
	309	Spectra Energy Corp.	7,870
			393,773

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares		Value
		REITs - 0.16%
	677	Boston Properties, Inc.	$ 63,970

		RETAIL - 4.10%
	706	Aeropostale, Inc.*	26,884
	11,903	American Eagle Outfitters	288,767
	191	Autozone, Inc*	24,221
	2,098	Bed Bath & Beyond, Inc.*	72,675
	3,278	Big Lots, Inc.*	84,769
	1,066	Buckle, Inc.	37,257
	1,060	Buffalo Wild Wings, Inc.*	45,813
	370	Cash America International, Inc.	13,549
	1,999	Charlotte Russe Holding, Inc.*	35,522
	723	Citi Trends, Inc.*	23,787
	2,345	Dillard's, Inc.	70,092
	151	Dollar Tree Stores, Inc.*	5,777
	1,062	Ezcorp, Inc.*	12,786
	1,570	Gap, Inc.	27,004
	2,598	JC Penney Co, Inc.	176,768
	3,307	McDonald's Corp.	158,306
	649	Movado Group, Inc.	18,328
	5,623	Nordstrom, Inc..	267,542
	183	PEP Boys-Manny Moe & Jack	3,098
	111	PetSmart, Inc.	3,589
	1,458	Ross Stores, Inc.	42,180
	678	Sears Holdings Corp.*	92,744
	722	Shoe Carnival, Inc.*	15,819
	1,363	Staples, Inc.	31,376
	476	Tween Brands, Inc.*	18,212
	1,317	Zumiez, Inc.*	48,716
			1,645,581

		SAVINGS & LOAN - 0.43%
	4,633	Washington Mutual, Inc.	173,876

		SEMICONDUCTORS - 0.94%
	1,267	Applied Materials, Inc.	27,925

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares		Value
		SEMICONDUCTORS - 0.94% - Continued
	4,093	Lam Research Corp.*	$ 236,739
	175	Microchip Technology, Inc.	6,354
	73	Standard Microsystems Corp.*	2,437
	8,622	Triquint Semiconductor, Inc.*	38,109
	588	Ultra Clean Holdings*	8,273
	1,034	Varian Semiconductor Equipment Associates, Inc.*	48,598
	327	Verigy Ltd.*	7,998
			376,433

		SOFTWARE - 5.28%
	470	Advent Software, Inc.*	17,874
	2,907	Blackbaud, Inc.	60,873
	35	Compuware Corp.*	327
	107	Concur Technologies, Inc.*	2,553
	83	EPIQ Systems, Inc.*	1,415
	3,516	IMS Health, Inc.	98,905
	1,531	Infosys Technologies Ltd.	75,938
	510	Interactive Intelligence, Inc.*	10,552
	6,138	Intuit, Inc.*	175,792
	43,550	Microsoft Corp.	1,262,515
	2,606	Omnicell, Inc.*	62,231
	16,232	Oracle Corp.*	310,356
	1,495	Phase Forward, Inc.*	25,699
	1,027	Smith Micro Software, Inc.*	14,019
			2,119,049

		STORAGE/WAREHOUSING - 0.04%
	529	Mobile Mini, Inc.*	15,114

		TELECOMMUNICATIONS - 6.82%
	1,098	Anaren, Inc.*	18,930
	17,564	AT&T, Inc.	687,806
	1,767	Atheros Communications, Inc.*	49,264
	2,885	Avaya, Inc.*	47,718

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares		Value
		TELECOMMUNICATIONS - 6.82% - Continued
	7,173	BT Group PLC	$ 456,059
	739	Cbeyond, Inc.*	26,138
	1,320	C-COR, Inc.*	17,754
	905	CenturyTel, Inc.	41,512
	11,717	Cisco Systems, Inc.*	338,738
	829	CommScope, Inc.*	45,122
	70	Comtech Telecommunications Corp.*	3,043
	1,011	Consolidated Communications Holdings, Inc.	18,420
	1,219	Embarq Corp.	75,322
	1,320	Fairpoint Communications, Inc.	20,407
	2,384	Harmonic, Inc.*	21,146
	835	Millicom International Cellular SA*	67,051
	813	Netgear, Inc.*	22,488
	240	Premiere Global Services, Inc.*	2,794
	28,268	Qwest Communications International, Inc.*	241,126
	1,891	Sirenza Microdevices, Inc.*	21,482
	10,845	Verizon Communications, Inc.	462,214
	3,822	Windstream Corp.	52,591
			2,737,125

		TOYS/GAMES/HOBBIES - 1.09%
	2,541	Hasbro, Inc.	71,199
	15,926	Mattel, Inc.	364,865
			436,064

		TRANSPORTATION - 0.33%
	344	Atlas Air Worldwide Holdings, Inc.*	18,648
	801	CH Robinson Worldwide, Inc.	38,969
	575	Gulfmark Offshore, Inc.*	27,014
	1,373	HUB Group, Inc.*	46,709
			131,340

		TOTAL COMMON STOCKS (Cost $37,938,856)	40,049,262

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares		Value
		SHORT-TERM INVESTMENTS - 0.38%
		Milestone Treasury Obligation Portfolio - Institutional Class, 5.03%, 8/1/07**
	153,883	(Cost $153,883)	$ 153,883

		TOTAL INVESTMENTS - 100.10% (Cost $38,092,739) (a)	$ 40,203,145
		OTHER ASSETS & LIABILITIES - (0.10)%	(45,976)
		NET ASSETS - 100.00%	$ 40,157,169

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,092,739 and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 3,908,558
	Unrealized depreciation (1,798,152)
	Net unrealized appreciation $ 2,110,406

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2007.

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2007

ASSETS
Investment securities:
At cost	$ 38,092,739
At value	$ 40,203,145
Cash	5,743
Dividends and interest receivable	34,979
Prepaid expenses and other assets	103
TOTAL ASSETS	40,243,970

LIABILITIES
Investment advisory fees payable	17,874
Distribution (12b-1) fees payable	9,338
Administration fees payable	7,810
Payable for investments purchased	5,743
Transfer agent fees payable	5,629
Fund accounting fees payable	5,579
Compliance officer fees payable	1,406
Custody fees payable	480
Accrued expenses and other liabilities	32,942
TOTAL LIABILITIES	86,801
NET ASSETS	$ 40,157,169

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 38,231,917
Accumulated net realized loss from security transactions	(185,154)
Net unrealized appreciation of investments	2,110,406
NET ASSETS	$ 40,157,169

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
July 31, 2007

Net Assset Value Per Share:
Class A Shares:
Net Assets	$ 39,924,690
Shares of beneficial interest outstanding	3,572,483
Net asset value and redemption price per share (a)	$ 11.18
Maximum offering price per share (maximum sales charges of 4.75%) (b)	$ 11.74

Class C Shares:
Net Assets	$ 232,479
Shares of beneficial interest outstanding	20,842
Net asset value and redemption price per share (a)	$ 11.15
Maximum offering price per share (maximum sales charges of 1.00%)	$ 11.26

(a) Redemptions made within 1 year of purchase may be assessed a redemption fee of 2.00%.
(b) On investments of $100,000 or more, the sales charge/offering price is reduced.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2007 (a)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $58)	$ 403,395
Interest	40,249
TOTAL INVESTMENT INCOME	443,644

EXPENSES
Investment advisory fees	187,217
Administrative services fees	73,314
Distribution (12b-1) fees
Class A	58,131
Class C	1,496
Professional fees	37,305
Transfer agent fees	28,870
Accounting services fees	26,056
Custodian fees	13,906
Compliance officer fees	11,435
Printing and postage expenses	10,718
Registration fees	8,658
Insurance expense	5,192
Trustees' fees and expenses	4,438
Other expenses	4,726
TOTAL EXPENSES	471,462

Fees waived by the Advisor	(70,663)

NET EXPENSES	400,799
NET INVESTMENT INCOME	42,845

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(185,154)
Net change in unrealized appreciation of investments	2,110,406
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,925,252

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 1,968,097

(a) Biltmore Index Enhancing Fund commenced operations September 29, 2006.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31,
2007 (a)
FROM OPERATIONS
Net investment income	$ 42,845
Net realized loss from security transactions	(185,154)
Net change in unrealized appreciation of investments	2,110,406
Net increase in net assets resulting from operations	1,968,097

FROM DISTRIBUTION TO SHAREHOLDERS
From net investment income:
Class A	(109,281)
Class C	(715)
Net decrease in net assets resulting from distributions to shareholders	(109,996)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	38,859,161
Class C	221,389
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Class A	10,560
Class C	-
Redemption fee proceeds:
Class A	15,848
Class C	114
Payments for shares redeemed:
Class A	(808,004)
Class C	-
Net increase in net assets from shares of beneficial interest	38,299,068

TOTAL INCREASE IN NET ASSETS	40,157,169

NET ASSETS
Beginning of Period	-
End of Period *	$ 40,157,169
* Includes accumulated net investment income of:	$ -

(a) Biltmore Index Enhancing Fund commenced operations September 29, 2006.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

For the
Period Ended
July 31,
2007 (a)
SHARE ACTIVITY
Class A:
Shares Sold	3,643,915
Shares Reinvested	978
Shares Redeemed	(72,410)
Net increase in shares of beneficial interest outstanding	3,572,483

Class C:
Shares Sold	20,842
Shares Reinvested	-
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	20,842

(a) Biltmore Index Enhancing Fund commenced operations September 29, 2006.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A		Class C
	Period		Period
	Ended		Ended
	July 31,		July 31,
	2007(1)		2007(1)
Net asset value,
beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.02		(0.05)
Net realized and unrealized
gain on investments	1.21		1.24
Total from investment operations	1.23		1.19

Paid-In Capital from Redemption Fees	0.01		0.01

Less distributions from:
Net investment income	(0.06)		(0.05)
Net realized gains	-		-
Total distributions	(0.06)		(0.05)

Net asset value, end of period	$ 11.18		$ 11.15

Total return (3)(6)	12.40%		12.01%

Net assets, end of period (000s)	$ 39,925		$ 232

Ratio of gross expenses to average
net assets (4)	2.00%	(5)	2.75%	(5)
Ratio of net expenses to average
net assets	1.70%	(5)	2.45%	(5)
Ratio of net investment income (loss)
to average net assets	0.19%	(5)	(0.48)%	(5)

Portfolio Turnover Rate	7%	(6)	7%	(6)

(1)	Class A and C shares of the Biltmore Index Enhancing Fund commenced operations on September 29, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share date for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one year.
(6) Not annualized.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

1.

ORGANIZATION

The Biltmore Index Enhancing Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund offers two distinct share classes; Class A and Class C. The Fund seeks long-term growth of capital, which it pursues by investing primarily in equity securities of companies that are listed and traded on the U.S. exchanges, including American Depositary Receipts (ADRs). The Fund’s investment advisor intends to enhance performance by assembling a composite portfolio consisting of the most attractive companies on each index, which together have the potential to outperform the respective index.

The Fund currently offers Advisor Class A and Class C shares.   Class A shares are offered at net asset value plus a maximum sales charge of 4.75%.   Class C shares are offered at net asset value plus a maximum sales charge of 1.00%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price.   If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

                                                           Biltmore Index Enhancing Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  At this time, management believes that the adoption of FIN 48 on January 31, 2008 will have no impact on the financial statements of the fund.

 Biltmore Index Enhancing Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended July 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $40,121,350 and $1,972,181, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Capital Group, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.70% and 2.45% per annum of the Fund’s average daily net assets for Class A and Class C shares, respectively.

Biltmore Index Enhancing Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to Class A and Class C shares are subsequently less than 1.70% and 2.45% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.70% and 2.45% of average daily net assets for Class A and Class C, respectively. If the Fund Operating Expenses attributable to the Class A and Class C shares subsequently exceed 1.70% and 2.45% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.   As of July 31, 2007, the Advisor has $70,663 of waived expenses that may be recovered no later than July 31, 2010.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Aquarius Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares.   The Distributor is an affiliate GFS.   On sales of Class A shares for the period ended July 31, 2007, the Distributor received $56,328 from front-end sales charges of which $9,288 was retained by the principal underwriter or other affiliated broker-dealers.   On sales of Class C shares for the period ended July 31, 2007, the Distributor received $2,272 from front-end sales charges, of which $594 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund pays each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

Biltmore Index Enhancing Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

-

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.

The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees collected for the period ended July 31, 2007 was $6,822.   The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2007, the Fund incurred expenses of $11,435 for compliance services pursuant to the Trust’s Agreement with FCS.

Biltmore Index Enhancing Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended July 31, 2007, GemCom collected amounts totaling $3,279 for EDGAR and printing services performed.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 1 year. The redemption fee is paid directly to the Fund.  For the period ended July 31, 2007, the Fund assessed $15,962 in redemption fees.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Permanent book and tax differences resulted in reclassification for the period ended July 31, 2007 as follows: a decrease to paid-in capital of $67,151 and a decrease to distributions in excess of net investment income of $67,151.

Capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.   The Fund incurred and elected to defer $185,154 of such capital losses.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Biltmore Index Enhancing Fund

We have audited the accompanying statement of assets and liabilities of Biltmore Index Enhancing Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of July 31, 2007, the related statement of operations and the statement of changes in net assets, and the financial highlights for the period September 29, 2006 (commencement of operations) through July 31, 2007.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore Index Enhancing Fund as of July 31, 2007, the results of its operations, the changes in its net assets and its financial highlights for the period September 29, 2006 through July 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

September 18, 2007

The Biltmore Index Enhancing Fund

EXPENSE EXAMPLES

July 31, 2007 (Unaudited)

As a shareholder of the Biltmore Index Enhancing Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Biltmore Index Enhancing Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 through July 31, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Biltmore Index Enhancing Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/07	Ending Account Value 7/31/07	Expenses Paid During Period 2/1/07 – 7/31/07	Expense Ratio During Period** 2/1/07 – 7/31/07
Class A	$1,000.00	$1,028.50	$8.55*	1.70%
Class C	1,000.00	1,023.90	12.29*	2.45%

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/07	Ending Account Value 7/31/07	Expenses Paid During Period 2/1/07 – 7/31/07	Expense Ratio During Period** 2/1/07 – 7/31/07
Class A	$1,000.00	$1,016.36	$8.50*	1.70%
Class C	1,000.00	1,012.65	12.23*	2.45%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized.

The Biltmore Index Enhancing Fund

SUPPLEMENTAL INFORMATION

July 31, 2007 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name, Age Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan** (Age: 62) Trustee Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corp. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27

Anthony J. Hertl (Age: 57)

Trustee

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; Northern Lights Variable Trust.

27
Gary Lanzen (Age: 53) Trustee Chief Investment Office (2006 – President), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27
Interested Trustees and Officers
Michael Miola*** (Age: 54) Trustee Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC and Gemini Hedge Fund Services, LLC; Director of Constellation Trust Company; Private Investor & Businessman; Founder and President of American Data Services, Inc. (1983-2001). Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27

The Biltmore Index Enhancing Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2007 (Unaudited)

Interested Trustees and Officers (continued)
Name, Age Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (Age: 38)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006); formerly Senior Vice President and Director of Administration (2001-2005); Manager, Fund Compliance Services, LLC.(since 3/2006); Manager (since 3/2006) and President (since 2004), GemCom LLC; Vice President, JP Morgan Chase & Co. (1998-2001)

N/A

Lynn Bowley (Age: 48)

4020 So. 147th Street; Omaha, NE  68137

Chief Compliance Officer since June 2007

Compliance Officer of Fund Compliance Services, LLC (01/07-present); Vice President of Investment Support Services for Mutual of Omaha Cos. (2002-2006); First Vice President of Variable L&A Product Accounting and Reporting for Mutual of Omaha Cos. (1998-2002)

N/A

Emile R. Molineaux (Age: 45)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Sr. Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC  (2003-Present); In-house Counsel, The Dreyfus Funds (1999-2003)

N/A

Kevin E. Wolf (Age: 38)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004-2006); Vice-President, GemCom, LLC (2004-Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**From December 2006 through April 2007, L. Merrill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company (“LLC”).  This investment is required to be disclosed because one of the other members of the LLC is under common control of the Funds’ distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Aquarius Fund Distributors, LLC (the Trust’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-722-1677.

 TAX INFORMATION

July 31, 2007 (Unaudited)

Individual shareholders are eligible for reduced tax rates on qualified dividend income.   For purposes of computing this exclusion, 60% of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRA’s, Keough-type plans and 403(b) plans need not be reported as taxable income.   However, many retirement plan trusts may need this information for their annual information reporting.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-722-1677 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-722-1677.

INVESTMENT ADVISOR

Capital Group, Inc.

410 North 44th, #1100

Phoenix, AZ  85018

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2007 - $ 13,000

(b)

Audit-Related Fees

2007 - None

(c)

Tax Fees

2007 – $  2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2007 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2007

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2007 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/8/07

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/07